Employee Benefits, Pension and Other Benefit Plan Assets (Details) - Pension Plan and Other Postretirement Benefits Plan [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 8,335	$ 8,636
Total plan assets	8,632	9,131
Net receivables	51	231
Debt securities [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6,142	6,439
Equity securities and mutual funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	983	922
Collective investment funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,062	1,110
Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	148	165
Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2,566	2,432
Level 1 [Member] | Debt securities [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,581	1,507
Level 1 [Member] | Equity securities and mutual funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	983	922
Level 1 [Member] | Collective investment funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2	3
Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	5,735	6,170
Level 2 [Member] | Debt securities [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4,561	4,932
Level 2 [Member] | Equity securities and mutual funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 2 [Member] | Collective investment funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,062	1,110
Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	112	128
Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	34	34
Level 3 [Member] | Debt securities [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 3 [Member] | Equity securities and mutual funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 3 [Member] | Collective investment funds [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	34	34
Investments at NAV [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 246	$ 264